Leases - Additional Information (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $	$ 0	$ 63,720,000
Finance Lease, Weighted Average Discount Rate, Percent	7.60%		7.60%
Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Number Of Vessels	16
Number of Vessels with Purchase Option	16
Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels	3
Minimum [Member]
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms	P9Y
Maximum
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms	P12Y
July 2017 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter	100.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3	90.00%
Actual Hull Coverage Ratio	129.00%		122.00%
September 2018 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year	78.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter	90.00%
Actual Hull Coverage Ratio	110.00%		115.00%
Maintain 80% Hull Coverage Ratio Year 3 & 4	80.00%
November 2018 Sale leaseback Transaction [Member]
Finance Leased Assets [Line Items]
Maintain 100% Hull Overage Ratio	100.00%
November 2018 Sale leaseback Transaction [Member] | Suezmax, Aframax and LR2 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio	163.00%		158.00%
May 2019 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter	90.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 1	75.00%
Actual Hull Coverage Ratio	102.00%		109.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2	78.00%
Maintain 80% Hull Coverage Ratio Year 3 & 4	80.00%
Purchase Commitment [Member]
Finance Leased Assets [Line Items]
Number Of Vessels	8
Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Minimum liquidity covenant requirement | $	$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Finance Lease, Liability, Payment, Due | $	$ 573,900,000		$ 601,700,000
Finance Lease, Liability, Undiscounted Excess Amount | $	$ 171,400,000		$ 186,900,000
Finance Lease Obligations [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Debt Instrument, Term	6 months
Finance Lease Obligations [Member] | July 2017 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels	4
Finance Lease Obligations [Member] | September 2018 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels	6
Finance Lease Obligations [Member] | November 2018 Sale leaseback Transaction [Member]
Finance Leased Assets [Line Items]
Number Of Vessels	4
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels	2